Trade and other receivables - Trade receivables denominated in major currencies (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	$ 1,156	$ 1,059
United States of America, Dollars
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	502	518
United Kingdom, Pounds
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	38	36
Euro Member Countries, Euro
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	253	207
Other currencies
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	$ 363	$ 298